March 1, 2017

VIA EDGAR

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549-0506

Re:	Federal Life Variable Annuity Account-A

File Nos.: 333-147464; 811-02570

CIK: 0000034867

Rule 30b2-1 Filing

Dear Sir or Madam:

We have included with this filing the annual report of Federal Life Variable Annuity Account-A, which was mailed to its contract owners on February 27, 2017.

Very truly yours,

/s/ William S. Austin
William S. Austin

President and Chief Operating Officer Federal Life Insurance Company

February 27, 2017

To Contract Owners and Participants:

We are pleased to forward our 2016 annual report reflecting the financial condition of the Federal Life Variable Annuity Account A. Values of accumulation units for the account divisions that make up the separate account are shown under the section “Net Assets” in the Statement of Assets and Liabilities of the account. Total net assets attributable to contract owners at the end of 2016 are $21,518,367.

Federal Life Variable Annuity Account A, a segregated investment established by Federal Life Insurance Company, invests its funds at net asset value in shares of the Vanguard group of mutual funds.

The operating results of the mutual funds representing investments of the account divisions that apply to your policy may be found in the latest financial report of such mutual funds. The mutual funds reporting period may not always coincide with the reporting period for Federal Life Variable Annuity Account A.

If you have any questions or would like any additional information, please call Christine Janowitz at (800) 233-3750 extension 213. Your participation in Federal Life Variable Annuity Account A is greatly appreciated.

William S. Austin
President and Chief Operating Officer

Federal Life Variable Annuity Account A

Annual Report

December 31, 2016

Annual Report of

Federal Life Variable Annuity Account A

Prepared and Provided by:

Federal Life Insurance Company

3750 West Deerfield Road

Riverwoods, Illinois 60015

This report is submitted for the general information of owners of Federal Life Variable Annuity Account A contracts. The report is not authorized for distribution to prospective purchasers of variable annuity contracts unless it is accompanied by an effective prospectus.

Federal Life Variable Annuity Account A

Annual Report

December  31, 2016

Federal Life Variable Annuity Account A

Statement of Assets and Liabilities

December 31, 2016

Assets:

Investments at Fair Value (Note B)	Number of Shares	Share Value	Total Value

Vanguard Wellesley Income Fund
Admiral Class Non-Qualified Shares (Cost $725,562)	19,341.094	$61.70	$1,193,345

Vanguard Long-Term Corporate Fund
Investor Class Qualified Shares (Cost $11)	4.106	$10.06	41
Admiral Class Non-Qualified Shares (Cost $589,336)	61,385.464	$10.06	617,538

Vanguard Windsor Fund
Admiral Class Qualified Shares (Cost $796,529)	22,072.227	$69.24	1,528,281
Admiral Class Non-Qualified Shares (Cost $6,490,580)	167,730.278	$69.24	11,613,644

Vanguard Wellington Fund
Investor Class Qualified Shares (Cost $50,921)	2,308.402	$39.06	90,166
Admiral Class Non-Qualified Shares (Cost $2,798,044)	64,637.504	$67.45	4,359,800

Vanguard Morgan Growth Fund
Admiral Class Qualified Shares (Cost $65,651)	1,318.018	$75.46	99,458
Admiral Class Non-Qualified Shares (Cost $524,268)	15,926.285	$75.46	1,201,797

Vanguard Federal Money Market Fund
Investor Class Qualified Shares (Cost $5,420)	5,419.710	$1.00	5,420
Investor Class Non-Qualified Shares (Cost $803,529)	803,528.640	$1.00	803,529

Total Assets			$21,513,019

Liabilities
Funds held for (due from) Federal Life Insurance Company			$(6,202)
Accrued Expenses (Note C)			$854

Total Liabilities			(5,348)

Total Net Assets Attributable to Variable Annuity Contract Owners			21,518,367

See notes to financial statements.

Federal Life Variable Annuity Account A

Statement of Assets and Liabilities (Continued)

December 31, 2016

Net Assets Attributable to Variable Annuity Contract Owners	Number of Units	Unit Value	Total Value

Vanguard Wellesley Income Fund
Admiral Class Non-Qualified Accumulation Units	36,527.202	32.365505	$1,182,221

Vanguard Long-Term Corporate Fund
Investor Class Qualified Accumulation Units	0.000	19.967505	0
Admiral Class Non-Qualified Accumulation Units	30,310.924	20.439751	619,548

Vanguard Windsor Fund
Admiral Class Qualified Accumulation Units	13,901.719	78.498754	1,091,268
Reserve for Payout Annuity			502,537
Admiral Class Non-Qualified Accumulation Units	211,392.191	54.803774	11,585,090
Reserve for Payout Annuity			6,575

Vanguard Wellington Fund
Investor Class Qualified Accumulation Units	1,895.109	47.477639	89,975
Admiral Class Non-Qualified Accumulation Units	108,699.457	39.937822	4,341,220

Vanguard Morgan Growth Fund
Admiral Class Qualified Accumulation Units	1,855.683	52.842484	98,059
Admiral Class Non-Qualified Accumulation Units	31,024.494	38.706495	1,200,849

Vanguard Federal Money Market Fund
Investor Class Qualified Accumulation Units	1,033.206	4.437023	4,584
Investor Class Non-Qualified Accumulation Units	179,499.038	4.437023	796,441

Total Net Assets Attributable to Variable Annuity Contract Owners			$21,518,367

See notes to financial statements.

Federal Life Variable Annuity Account A

Statements of Operations and Changes in Net Assets

For the Years Ended December 31, 2016 and 2015

	Vanguard Wellesley Income Fund

	Admiral Class	Admiral Class
	Non-Qualified	Non-Qualified
	2016	2015

Income—Reinvested dividends	$36,262	$38,276
Expense—Mortality and expense	10,092	10,345

Net investment income	26,170	27,931
Net realized gain (loss) on investments	11,919	28,183
Net unrealized gain (loss) on investments	45,985	(50,073)

Increase (decrease) in net assets from operations	84,074	6,041
Net redemption payments disbursed	(93,385)	(65,212)

Increase (decrease) in net assets	(9,312)	(59,171)
Net assets, beginning of year	1,191,533	1,250,704

Net assets, end of year	$1,182,221	$1,191,533

		Vanguard Long-Term Corporate Fund

	Investor Class	Investor Class	Admiral Class	Admiral Class
	Qualified	Qualified	Non-Qualified	Non-Qualified
	2016	2015	2016	2015

Income—Reinvested dividends	$2	$2	$31,738	$34,053
Expense—Mortality and expense	0	0	5,926	6,401

Net investment income	2	2	25,812	27,652
Net realized gain (loss) on investments	0	0	9,050	11,797
Net unrealized gain (loss) on investments	(2)	(2)	20,422	(61,853)

Increase (decrease) in net assets from operations	0	0	55,285	(22,404)
Net redemption payments disbursed	0	0	(175,831)	0

Increase (decrease) in net assets	0	0	(120,546)	(22,404)
Net assets, beginning of year	0	0	740,094	762,498

Net assets, end of year	$0	$0	$619,548	$740,094

See notes to financial statements.

Federal Life Variable Annuity Account A

Statements of Operations and Changes in Net Assets (Continued)

For the Years Ended December 31, 2016 and 2015

		Vanguard Windsor Fund

	Admiral Class	Admiral Class	Admiral Class	Admiral Class
	Qualified	Qualified	Non-Qualified	Non-Qualified
	2016	2015	2016	2015

Income—Reinvested dividends	$30,323	$28,147	$240,583	$261,760
Expense—Mortality and expense	12,164	13,329	98,002	126,520

Net investment income	18,159	14,818	142,581	135,240
Net realized gain (loss) on investments	42,552	89,072	323,621	767,605
Net unrealized gain (loss) on investments	123,673	(153,710)	789,505	(1,431,372)

Increase (decrease) in net assets from operations	184,383	(49,820)	1,255,706	(528,527)
Net redemption payments disbursed	(84,903)	(94,287)	(2,199,413)	(2,344,408)

Increase (decrease) in net assets	99,480	(144,107)	(943,707)	(2,872,935)
Net assets, beginning of year	1,494,324	1,638,431	12,535,372	15,408,307

Net assets, end of year	$1,593,804	$1,494,324	$11,591,665	$12,535,372

		Vanguard Wellington Fund

	Investor Class	Investor Class	Admiral Class	Admiral Class
	Qualified	Qualified	Non-Qualified	Non-Qualified
	2016	2015	2016	2015

Income—Reinvested dividends	$2,403	$2,261	$121,855	$121,397
Expense—Mortality and expense	719	698	35,664	36,103

Net investment income	1,684	1,563	86,191	85,294
Net realized gain (loss) on investments	1,490	2,824	72,041	146,403
Net unrealized gain (loss) on investments	5,061	(5,039)	252,196	(262,963)

Increase (decrease) in net assets from operations	8,235	(652)	410,428	(31,266)
Net redemption payments disbursed	0	0	(300,923)	(77,092)

Increase (decrease) in net assets	8,235	(652)	109,505	(108,358)
Net assets, beginning of year	81,740	82,392	4,231,715	4,340,073

Net assets, end of year	$89,975	$81,740	$4,341,220	$4,231,715

See notes to financial statements.

Federal Life Variable Annuity Account A

Statements of Operations and Changes in Net Assets (Continued)

For the Years Ended December 31, 2016 and 2015

		Vanguard Morgan Growth Fund

	Admiral Class	Admiral Class	Admiral Class	Admiral Class
	Qualified	Qualified	Non-Qualified	Non-Qualified
	2016	2015	2016	2015

Income—Reinvested dividends	$911	$1,463	$11,005	$14,145
Expense—Mortality and expense	1,245	1,457	11,384	14,325

Net investment gain (loss)	(335)	6	(379)	(180)
Net realized gain (loss) on investments	4,540	12,600	54,854	121,825
Net unrealized gain (loss) on investments	576	(2,876)	(39,935)	(24,296)

Increase (decrease) in net assets from operations	4,781	9,730	14,540	97,349
Net redemption payments disbursed	(79,769)	0	(501,702)	(35,314)

Increase (decrease) in net assets	(74,988)	9,730	(487,163)	62,035
Net assets, beginning of year	173,047	163,317	1,688,012	1,625,977

Net assets, end of year	$98,059	$173,047	$1,200,849	$1,688,012

		Vanguard Federal Money Market Fund

	Investor Class	Investor Class	Investor Class	Investor Class
	Qualified	Qualified	Non-Qualified	Non-Qualified
	2016	2015	2016	2015

Income—Reinvested dividends	$20	$3	$3,700	$590
Expense—Mortality and expense	40	46	8,247	10,599

Net investment gain (loss)	(20)	(43)	(4,547)	(10,009)
Net realized gain (loss) on investments	0	0	0	0
Net unrealized gain (loss) on investments	(2)	(1)	(40)	(10)

Increase (decrease) in net assets from operations	(22)	(44)	(4,587)	(10,019)
Net redemption payments disbursed	—	(2,256)	(359,251)	(157,917)

Increase (decrease) in net assets	(22)	(2,300)	(363,838)	(167,936)
Net assets, beginning of year	4,606	6,906	1,160,279	1,328,215

Net assets, end of year	$4,584	$4,606	$796,441	$1,160,279

See notes to financial statements.

Federal Life Variable Annuity Account A

Notes to Financial Statements

December 31, 2016

Note A—The Account

Federal Life Variable Annuity Account A (the Account) is a separate account of Federal Life Insurance Company (Federal Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows the accounting and reporting guidance as required under ASC 946, Financial Services—Investment Companies.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Federal Life’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Federal Life may conduct.

Net assets allocated to contracts in the payout period are computed according to the Annuity 2000 Mortality table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by Federal Life and may result in additional amounts being transferred into the Account by Federal Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to Federal Life.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

The Account has evaluated the recognition and disclosure of subsequent events for its 2016 financial statements through February 21, 2017, the date the financial statements were issued.

Note B—Investments

The Net Asset Value (NAV) of the investments in each mutual fund represents the fair value of the shares. Investment transactions are accounted for on the trade date. Dividends and short-term capital gain distributions are recorded as income on the ex-dividend trade date, with the distributions being reinvested. Long-term capital gain distributions are recorded on the ex-dividend date as the net realized and unrealized gain (loss) by investments, with the distribution being reinvested. Cost represents the average cost of shares purchased, less redemptions.

The cost of purchases and proceeds from sales of investments for the years ended December 31 were as follows:

	2016		2015
	Purchases	Sales	Purchases		Sales
Vanguard Wellesley Income Fund	$0	93,385		$0	$65,212
Vanguard Long-Term Corporate Fund	0	175,831		0	0
Vanguard Windsor Fund	79,769	2,364,086		0	2,438,695
Vanguard Wellington Fund	0	300,923		0	77,092
Vanguard Morgan Growth Fund	0	581,472		0	35,314
Vanguard Federal Money Market Fund	0	359,251		0	160,173

Total	$79,769	$3,874,947		$0	$2,776,486

Federal Life Variable Annuity Account A

Notes to Financial Statements (Continued)

December 31, 2016

Note C—Mortality and Expense Assurances

Deductions of 0.00233% per daily valuation period (annual basis of 0.85%) of the current value of the Account are made to Federal Life for mortality and expense assurances for the Vanguard Portfolios.

Note D—Federal Income Taxes

The operations of the Account form a part of, and are taxed with, the operations of Federal Life, which is taxed as a life insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of Federal Life, and no charge is being made to the Account for federal income taxes for these amounts. Federal Life will review this tax accounting in the event of changes in tax law. Such changes in the law may result in a charge for federal income taxes.

Note E—Changes in Units Outstanding

	Vanguard Wellesley Income Fund

	Admiral Class Non-Qualified 2016	Admiral Class Non-Qualified 2015
Unit value, beginning of year	$30.18	$30.03
Unit value, end of year	$32.37	$30.18
Number of units outstanding, beginning of year	39,480.687	41,644.266
Net contract purchase payments	0	0
Withdrawals	(2,953.485)	(2,163.579)
Transfers between Account divisions, net	0	0

Number of units outstanding, end of year	36,527.202	39,480.687

	Vanguard Long-Term Corporate Fund

	Investor Class Qualified 2016	Investor Class Qualified 2015	Admiral Class Non-Qualified 2016	Admiral Class Non-Qualified 2015
Unit value, beginning of year	$18.68	$19.27	$19.11	$19.69
Unit value, end of year	$19.97	$18.68	$20.44	$19.11
Number of units outstanding, beginning of year	0	0	38,734.847	38,734.847
Net contract purchase payments	0	0	0	0
Withdrawals	0	0	(8,423.923)	0
Transfers between Account divisions, net	0	0	0	0

Number of units outstanding, end of year	0	0	30,310.924	38,734.847

Federal Life Variable Annuity Account A

Notes to Financial Statements (Continued)

December 31, 2016

Note E—Changes in Units Outstanding (Continued)

	Vanguard Windsor Fund

	Admiral Class Qualified 2016	Admiral Class Qualified 2015	Admiral Class Non-Qualified 2016	Admiral Class Non-Qualified 2015
Unit value, beginning of year	$70.29	$73.26	$49.07	$51.15
Unit value, end of year	$78.50	$70.29	$54.80	$49.07
Number of units outstanding, beginning of year	14,312.090	14,759.713	255,317.615	301,096.563
Net contract purchase payments	1,075.826	0	0	0
Withdrawals	(1,486.197)	(447.623)	(43,925.424)	(44,649.104)
Transfers between Account divisions, net	0	0	0	(1,129.844)

Number of units outstanding, end of year	13,901.720	14,312.090	211,392.191	255,317.615

	Vanguard Wellington Fund

	Investor Class Qualified 2016	Investor Class Qualified 2015	Admiral Class Non-Qualified 2016	Admiral Class Non-Qualified 2015
Unit value, beginning of year	$43.13	$43.48	$36.26	$36.51
Unit value, end of year	$47.48	$43.13	$39.94	$36.26
Number of units outstanding, beginning of year	1,895.109	1,895.109	116,714.515	118,859.754
Net contract purchase payments	0	0	0	0
Withdrawals	0	0	(7,500.027)	(1,051.488)
Transfers between Account divisions, net	0	0	(515.031)	(1,093.751)

Number of units outstanding, end of year	1,895.109	1,895.109	108,699.457	116,714.515

Federal Life Variable Annuity Account A

Notes to Financial Statements (Continued)

December 31, 2016

Note E—Changes in Units Outstanding (Continued)

	Vanguard Morgan Growth Fund

	Admiral Class Qualified 2016	Admiral Class Qualified 2015	Admiral Class Non-Qualified 2016	Admiral Class Non-Qualified 2015
Unit value, beginning of year	$51.56	$48.66	$37.77	$35.65
Unit value, end of year	$52.84	$51.56	$38.71	$37.77
Number of units outstanding, beginning of year	3,355.965	3,355.965	44,691.768	45,614.216
Net contract purchase payments	0	0	0	0
Withdrawals	0	0	(12,871.983)	(922.448)
Transfers between Account divisions, net	(1,500.282)	0	(795.292)	0

Number of units outstanding, end of year	1,855.683	3,355.965	31,024.494	44,691.768

	Vanguard Federal Money Market Fund

	Investor Class Qualified 2016	Investor Class Qualified 2015	Investor Class Non-Qualified 2016	Investor Class Non-Qualified 2015
Unit value, beginning of year	$4.46	$4.49	$4.46	$4.49
Unit value, end of year	$4.44	$4.46	$4.44	$4.46
Number of units outstanding, beginning of year	1,033.206	1,536.615	260,256.431	295,545.554
Net contract purchase payments	0	0	0	0
Withdrawals	0	(503.409)	(80,757.392)	(30,660.175)
Transfers between Account divisions, net	0	0	0	(4,628.948)

Number of units outstanding, end of year	1,033.206	1,033.206	179,499.039	260,256.431

Federal Life Variable Annuity Account A

Notes to Financial Statements (Continued)

December 31, 2016

Note F—Summary of Units Outstanding, Unit Values, Expenses and Total Return for Each of the Five Years in the Period

Ended December 31

Vanguard Wellesley Income Fund Admiral Class Non-Qualified
Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Assets	Total Return
2016	36,527.202	$32.37	$1,182,221	3.06%	0.85%	7.06%
2015	39,480.687	30.18	1,191,533	3.13%	0.85%	0.48%
2014	41,644.266	30.03	1,250,704	3.35%	0.85%	7.07%
2013	45,929.079	28.01	1,286,332	3.31%	0.85%	7.60%
2012	54,879.815	25.85	1,418,629	3.25%	0.85%	8.80%

Vanguard Long-Term Corporate Fund Investor Class Qualified

Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Assets	Total Return
2016	0.000	$19.97	0	0.00%	0.85%	0.00%
2015	0.000	18.68	0	0.00%	0.85%	0.00%
2014	0.000	19.27	0	0.00%	0.85%	0.00%
2013	0.000	17.22	0	0.00%	0.85%	0.00%
2012	0.000	17.62	0	3.70%	0.85%	1.85%

Vanguard Long-Term Corporate Fund Admiral Class Non-Qualified

Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Assets	Total Return
2016	30,310.924	$20.44	$619,548	4.67%	0.85%	7.47%
2015	38,734.847	19.11	740,094	4.53%	0.85%	-2.94%
2014	38,734.847	19.69	762,498	5.09%	0.85%	17.29%
2013	38,739.071	16.78	650,187	4.25%	0.85%	-5.41%
2012	49,534.310	17.97	889,989	4.76%	0.85%	10.76%

Federal Life Variable Annuity Account A

Notes to Financial Statements (Continued)

December 31, 2016

Note F—Summary of Units Outstanding, Unit Values, Expenses and Total Return for Each of the Five Years in the Period

Ended December 31 (Continued)

Vanguard Windsor Fund Admiral Class Qualified

Year	Units	Unit Value	Net Assets (1)	Investment Income Ratio	Expenses as a % of Average Assets	Total Return
2016	13,901.720	$78.50	$1,091,268	1.96%	0.85%	12.34%
2015	14,312.090	70.29	1,005,955	1.80%	0.85%	-3.04%
2014	14,759.713	73.26	1,081,337	1.32%	0.85%	10.17%
2013	19,483.988	66.03	1,286,466	1.22%	0.85%	34.99%
2012	21,028.547	48.88	1,027,858	2.26%	0.85%	20.46%

Vanguard Windsor Fund Admiral Class Non-Qualified
Year	Units	Unit Value	Net Assets (1)	Investment Income Ratio	Expenses as a % of Average Assets	Total Return
2016	211,392.191	$54.80	$11,585,090	1.99%	0.85%	10.02%
2015	255,317.615	49.07	12,528,642	1.87%	0.85%	-3.43%
2014	301,096.563	51.15	15,400,568	1.43%	0.85%	10.61%
2013	324,248.746	46.10	14,946,739	1.21%	0.85%	34.55%
2012	333,597.872	34.12	11,384,006	2.28%	0.85%	19.82%

Vanguard Wellington Fund Investor Class Qualified
Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Assets	Total Return
2016	1,895.109	$47.48	$89,975	2.80%	0.85%	10.07%
2015	1,895.109	43.13	81,740	2.76%	0.85%	-0.79%
2014	1,895.109	43.48	82,392	3.05%	0.85%	8.89%
2013	1,895.109	39.93	75,663	3.21%	0.85%	18.65%
2012	1,895.109	33.65	63,769	3.17%	0.85%	11.61%

(1) Does not include payout reserve

Federal Life Variable Annuity Account A

Notes to Financial Statements (Continued)

December 31, 2016

Note F—Summary of Units Outstanding, Unit Values, Expenses and Total Return for Each of the Five Years in the Period

Ended December 31 (Continued)

Vanguard Wellington Fund Admiral Class Non-Qualified
Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Assets	Total Return
2016	108,699.457	$39.94	$4,341,220	2.84%	0.85%	9.70%
2015	116,714.515	36.26	4,231,715	2.83%	0.85%	-0.72%
2014	118,859.754	36.51	4,340,073	3.18%	0.85%	9.20%
2013	118,522.848	33.51	3,971,662	3.29%	0.85%	18.70%
2012	119,290.069	28.22	3,366,366	3.26%	0.85%	11.68%

Vanguard Morgan Growth Fund Admiral Class Qualified
Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Assets	Total Return
2016	1,855.683	$52.84	$98,059	0.67%	0.85%	2.76%
2015	3,355.965	51.56	173,047	0.87%	0.85%	5.96%
2014	3,355.965	48.66	163,317	2.15%	0.85%	10.19%
2013	3,355.965	44.16	148,216	1.05%	0.85%	33.78%
2012	3,355.965	33.01	110,791	1.27%	0.85%	14.27%

Vanguard Morgan Growth Fund Admiral Class Non-Qualified
Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Assets	Total Return
2016	31,024.494	$38.71	$1,200,849	0.76%	0.85%	0.86%
2015	44,691.768	37.77	1,688,012	0.85%	0.85%	5.99%
2014	45,614.216	35.65	1,625,977	2.04%	0.85%	9.18%
2013	49,883.397	32.35	1,613,738	1.06%	0.85%	35.14%
2012	47,710.633	24.18	1,153,722	1.18%	0.85%	14.10%

Notes to Financial Statements (Continued)

December 31, 2016

Note F—Summary of Units Outstanding, Unit Values, Expenses and Total Return for Each of the Five Years in the Period

Ended December 31 (Continued)

			Vanguard Federal Money Market Fund Investor Class Qualified

Year	Units	Unit Value	Net Assets	Investment Income Ratio	Expenses as a % of Average Assets	Total Return
2016	1,033.206	$4.44	$4,584	0.44%	0.85%	-0.47%
2015	1,033.206	4.46	4,606	0.05%	0.85%	-0.63%
2014	1,536.615	4.49	6,906	0.01%	0.85%	-0.56%
2013	5,276.943	4.53	23,915	0.02%	0.85%	-0.74%
2012	9,879.827	4.57	45,153	0.04%	0.85%	-0.77%

			Vanguard Federal Money Market Fund Investor Class Non-Qualified

				Investment	Expenses as a % of	Total
Year	Units	Unit Value	Net Assets	Income Ratio	Average Assets	Return
2016	179,499.039	$4.44	$796,441	0.38%	0.85%	-0.40%
2015	260,256.431	4.46	1,160,279	0.05%	0.85%	-0.75%
2014	295,545.554	4.49	1,328,215	0.01%	0.85%	-0.79%
2013	321,929.434	4.53	1,459,003	0.02%	0.85%	-0.82%
2012	345,250.528	4.57	1,577,892	0.04%	0.85%	-0.80%

The expense ratio considers only the expense borne directly by the separate account and excludes expenses incurred directly by the underlying funds or charged through the redemption of units.

Federal Life Variable Annuity Account A

Notes to Financial Statements (Continued)

December 31, 2016

Note G—Fair Value Measurements

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the principal market or, in the absence of a principal market, the most advantageous market accessible to the reporting entity at the measurement date. Under GAAP, the principal market is the market in which the reporting entity would sell the asset or transfer the liability with the greatest volume and level of activity. The most advantageous market, which may be a hypothetical market, is the market in which the reporting entity would sell the asset or transfer the liability with the price that maximizes the amount that would be received for the asset or minimizes the amount that would be paid to transfer the liability, considering transaction costs in the respective market.

GAAP describes three approaches to measuring fair value: the market approach, the income approach and the cost approach. Each approach includes multiple valuation techniques. The standard does not prescribe which valuation technique should be used when measuring fair value, but does establish a fair value hierarchy that prioritizes the inputs used in applying the various techniques based on the degree to which such inputs are observable to market participants. Inputs broadly refer to the assumptions that market participants use to make pricing decisions, including assumptions about risk.

The Account’s investments are classified in one of the following three categories based upon the inputs used to determine their respective fair values:

Level 1—Quoted prices (unadjusted) for identical assets or liabilities in active markets as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2—Observable market-based inputs or unobservable inputs that are corroborated by market data. These inputs may include quoted prices in a market that is not active.

Level 3—Unobservable inputs that cannot be corroborated by market data. These inputs reflect management’s best estimate of fair value using its own assumptions about the assumptions a market participant would use in pricing the asset or liability.

When the inputs used to value an investment fall into more than one level, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s fair value measurement. Management’s assessment of the significance of a particular input to the fair value measurement requires judgment and is dependent on factors specific to the investment.

The Account invests in shares of open-end mutual funds which calculate a daily NAV based on the value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-ended mutual funds are purchased and redeemed at their quoted daily NAV as reported by Vanguard at the close of each business day.

Federal Life Variable Annuity Account A

Notes to Financial Statements (Continued)

December 31, 2016

Note G—Fair Value Measurements (Continued)

The following table presents information about the Account’s assets measured at fair value on a recurring basis as of December 31, 2016 and indicates the fair value hierarchy of the valuation techniques utilized by the Account to determine such fair value:

		Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Vanguard Wellesley Income Fund Admiral Class Non-Qualified	$1,193,345	$0	$0	$1,193,345
Vanguard Long-Term Corporate Fund Investor Class Qualified	41	0	0	41
Vanguard Long-Term Corporate Fund Admiral Class Non-Qualified	617,538	0	0	617,538
Vanguard Windsor Fund Admiral Class Qualified	1,528,281	0	0	1,528,281
Vanguard Windsor Fund Admiral Class Non-Qualified	11,613,644	0	0	11,613,644
Vanguard Wellington Fund Investor Class Qualified	90,166	0	0	90,166
Vanguard Wellington Fund Admiral Class Non-Qualified	4,359,800	0	0	4,359,800
Vanguard Morgan Growth Fund Admiral Class Qualified	99,458	0	0	99,458
Vanguard Morgan Growth Fund Admiral Class Non-Qualified	1,201,797	0	0	1,201,797
Vanguard Federal Money Market Fund Investor Class Qualified	5,420	0	0	5,420
Vanguard Federal Money Market Fund Investor Class Non-Qualified	803,529	0	0	803,529

Total Assets	$21,513,019	$0	$0	$21,513,019

Where quoted market prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy.

Report of Independent Registered Public Accounting Firm

To the Contract Owners and Board of Directors

Of Federal Life Variable Annuity Account A

Federal Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Federal Life Variable Annuity Account A (the Account) (comprising, respectively, Vanguard Wellesley Income Fund, Vanguard Long-Term Corporate Fund, Vanguard Windsor Fund, Vanguard Wellington Fund, Vanguard Morgan Growth Fund and Vanguard Federal Money Market Fund) as of December 31, 2016, and the related statements of operations and changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the two years ended December 31, 2013 were audited by other auditors whose reports dated February 21, 2014, expressed unqualified opinions on the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Federal Life Variable Annuity Account A as of December 31, 2016, the results of their operations and changes in their net assets for each of the years in the two year period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Kansas City, Missouri

February 21, 2017

Report of Independent Registered Public Accounting Firm on

Internal Control Required by SEC under Form N-SAR

Board of Directors

Federal Life Variable Annuity Account A

(A Wholly Owned Subsidiary of Federal Life Insurance Company)

In planning and performing our audit of the financial statements of Federal Life Variable Annuity Account A (the Account) (comprising, respectively, Vanguard Wellesley Income Fund, Vanguard Long-Term Corporate Fund, Vanguard Windsor Fund, Vanguard Wellington Fund, Vanguard Morgan Growth Fund and Vanguard Federal Money Market Fund), a wholly owned subsidiary of Federal Life Insurance Company, as of and for the year ended December 31, 2016, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered the Account’s internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Account is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related cost of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with accounting principles generally accepted in the United States of America (GAAPUSA). A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAPUSA, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Account’s annual or interim financial statements will not be prevented or detected on a timely basis.

Board of Directors

Federal Life Variable Annuity Account A

Our consideration of the Account’s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting Oversight Board (United States). However, we noted no deficiencies in the Account’s internal control over financial reporting and its operations, including controls over safeguarding securities that we consider to be a material weakness as defined above as of December 31, 2016.

The report is intended solely for the information and use of management and the Board of Directors of Federal Life Variable Annuity Account A and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

Kansas City, Missouri

February 21, 2017